Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial Instruments
9.	Financial Instruments:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.
(b)	Fair Value of Financial Instruments

The principal financial assets of the Company consist of Cash and cash equivalents, restricted cash, accounts receivable trade, foreign exchange forward contract and other current assets. The principal financial liabilities of the Company consist of trade accounts and other payables long-term debt and other financial liabilities.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
a.
Cash and cash equivalents, restricted cash, accounts receivable trade, other current assets and trade accounts and other payables: the carrying amounts approximate fair value because of the short maturity of these instruments. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities. The carrying value approximates the fair market value for interest bearing cash classified as restricted cash, non-current.

b.
Long-term debt and other financial liabilities: The carrying value of long-term debt and other financial liabilities with variable interest rates (obtained through Level 2 inputs of the fair value hierarchy) approximates the fair market value as the long-term debt and other financial liabilities bear interest at floating interest rate. The fair value of fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its fixed interest long-term debt for the Flagship Cargill Sale and Leaseback are similar to those that could be procured as of June 30, 2025, and the carrying value of $12,013, is 2.4% higher than the fair market value of $11,731. The fair value of the fixed interest long-term debt has been obtained through Level 2 inputs of the fair value hierarchy.

(c)	Foreign Currency Forward Contracts

During 2025, the Company entered into foreign currency forward contracts with maturities from February 18, 2025 to January 18, 2026, pursuant to which the Company would pay USD and receive EUR at an aggregate notional amount of EUR 5,717. These contracts do not qualify as cash flow hedges. As of June 30, 2025 the fair value of the derivative contracts that had been obtained through Level 2 inputs of the fair value hierarchy was $423 with such amount being reflected within “Foreign exchange forward contract” in unaudited interim condensed consolidated balance sheets and an unrealized gain of $423 in connection with the foreign currency forward contracts was recognized as “Unrealized gain from foreign exchange forwards” in the unaudited interim condensed statement of operations for the six-month period ended June 30, 2025.